SHARE-BASED PAYMENTS - Fair value of share options (Details)	1 Months Ended
Dec. 31, 2019 USD ($) Y $ / shares
SHARE-BASED PAYMENTS
Weighted average fair value of shares (per option))	$ 5.42
Exercise price of the stock options, granted during the period	$ 4.55
Expected volatility	29.69%
Expected dividend rate	0.00%
Risk-free interest rate	1.66%
Weighted average expected life of stock options | Y	9.89
Weighted average fair value at measurement date (per option) | $	$ 2.47
Estimates of options that will be exercised (as a percent)	100.00%